CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (8,137,091)	$ (1,804,029)	$ (7,301,313)	$ (5,903,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	104,188	91,847	182,089	219,552
Stock based compensation	441,315	200,349	626,787	22,947
Warrant liability	(57,755)	0	0	0
Amortization of debt discount	43,126	0	2,869	740,603
Amortization of deferred financing costs	45,764	0	2,644	0
Amortization of license revenue	(6,296)	0	0	0
Noncash Interest Expense Related to Notes Payable	0	0	1,959	847,082
Loss on Sale of Inventory	0	0	0	1,934,630
Loss on Disposal of Equipment	0	0	18,399	945
Changes in operating assets and liabilities
Accounts receivable	(197,806)	(220,096)	(39,112)	0
Inventories	350,437	(55,696)	(118,248)	308,480
Prepaid Expenses	(259,199)	(248,920)	(48,517)	5,537
Other assets	141,047	(90,000)	(115,041)	90,000
Accounts payable	100,155	(512,545)	(244,743)	40,160
Accrued expenses	6,064	(347,331)	150,622	284,526
Accrued interest	35,417	1,959	0	0
Deferred revenue	1,700,000	0	0	0
Deferred rent liability	(11,095)	(11,095)	(22,190)	(22,190)
Net cash used in operating activities	(5,701,729)	(2,995,557)	(6,903,795)	(1,431,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(174,809)	(56,151)	(118,853)	(270)
Net cash used in investing activities	(174,809)	(56,151)	(118,853)	(270)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of note payable conversion	0	17,287,288	17,287,288	0
Proceeds from Hercules debt note payable	1,000,000	0	3,906,000	0
Payment of equity issuance costs	0	(1,230,355)	(1,338,009)	0
Debt Issuance Costs	0	0	(25,000)	0
Repurchase of Common Stock	0	0	(150,000)	0
Proceeds from Convertible Notes Payable	0	0	0	1,500,000
Payments on notes payable	0	(200,000)	(200,000)	(200,000)
Payments of leasehold improvement loan	(5,655)	(5,208)	(9,730)	(9,742)
Net cash provided by financing activities	994,345	15,851,725	19,470,549	1,290,258
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,882,193)	12,800,017	12,447,901	(141,200)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	12,535,672	87,771	87,771	228,971
CASH AND CASH EQUIVALENTS - END OF PERIOD	7,653,479	12,887,788	12,535,672	87,771
SUPPLEMENTAL INFORMATION:
Cash paid for interest	166,694	3,820	1,085	15,273
Supplemental Disclosure of Noncash Financing Activities:
Preferred stock issued upon note payable and interest conversion	0	0	0	9,636,603
Conversion of notes payable and accrued interest into common stock	0	262,740	262,740	0
Reclassification of equity issuance costs to additional paid-in capital	0	421,077	0	0
Accrued equity issuance costs	0	25,001	69,533	421,077
End of term liability for Hercules note payable	26,500	0	106,000	0
Stock issued to shell company	0	53	67	0
Issuance of common stock through the cashless exercise of warrants	0	0	0	72
Warrants issued in connection with note payable	$ 0	$ 0	$ 229,345	$ 0